Net Change in Allowance for Credit Losses above Relating to Retail Receivables Portfolio Segment, Finance Lease Receivables Portfolio Segment and Wholesale and Other Dealer Loan Receivables Portfolio Segment (Detail) - JPY (¥)
¥ in Millions
	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses at beginning of year	¥ 146,382
Allowance for credit losses at end of year	168,672	¥ 146,382
Retail
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses at beginning of year	89,439	83,858	¥ 77,353
Provision for credit losses, net of reversal	70,129	42,055	29,079
Charge-offs	(71,403)	(55,733)	(48,528)
Recoveries	15,008	14,051	12,795
Other	6,143	5,208	13,159
Allowance for credit losses at end of year	109,316	89,439	83,858
Finance leases
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses at beginning of year	30,585	28,928	30,637
Provision for credit losses, net of reversal	(858)	1,847	(4,063)
Charge-offs	(2,568)	(2,554)	(2,775)
Recoveries	497	587	590
Other	1,647	1,777	4,539
Allowance for credit losses at end of year	29,303	30,585	28,928
Wholesale and other dealer loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses at beginning of year	26,358	26,243	24,238
Provision for credit losses, net of reversal	2,531	(807)	(2,006)
Charge-offs	(603)	(626)	(110)
Recoveries	78	16	3
Other	1,689	1,532	4,118
Allowance for credit losses at end of year	¥ 30,053	¥ 26,358	¥ 26,243